Organization and principal activities	12 Months Ended
Dec. 31, 2012
Organization and principal activities
1.	Organization and principal activities

(a) Principal activities

YY Inc. (the “Company”), through its subsidiaries, and its variable interest entities (“VIEs”) (collectively, the “Group”) is principally engaged in operating an online social platform in the People’s Republic of China (the “PRC” or “China”) through its platform, YY Client and through its website YY.com and Duowan.com.

(b) Reorganization

The Company was incorporated in the Cayman Islands on July 22, 2011.

The Group began its operations in the PRC in April 2005 through its PRC domestic company, Guangzhou Huaduo Network Technology Company Limited (“Guangzhou Huaduo”), which was directly owned by Mr. David Xueling Li (the “Founder” or the “CEO”) and Mr. Jun Lei (the “Co-founder” or the “Chairman”). Guangzhou Huaduo holds the necessary licenses and approvals to operate internet-related businesses in the PRC.

For the period between July 2006 and April 2007, the Group undertook a reorganization (the “First Reorganization”) and established Duowan Limited (“Duowan Limited”), an investment holding company under the laws of the BVI, Duowan (Hong Kong) Limited (“Duowan (Hong Kong)”), a Hong Kong incorporated company wholly owned by Duowan Limited, and Guangzhou Duowan Information Technology Co., Ltd. (“Guangzhou Duowan”), a wholly-owned foreign enterprise (“WOFE”) in the PRC owned by Duowan (Hong Kong) (collectively “Duowan Limited Group Structure”). The First Reorganization was necessary to comply with PRC laws and regulations which prohibit or restrict foreign ownership of companies that provide internet content services in the PRC where licenses are required.

By entering into a series of agreements among the Founder, the Co-founder, Guangzhou Huaduo, and Guangzhou Duowan (collectively, “First VIE agreements”), Guangzhou Huaduo became a VIE of Guangzhou Duowan. Guangzhou Duowan became the primary beneficiary of Guangzhou Huaduo.

In November 2007, Duowan Entertainment Corporation (“Duowan BVI”) was incorporated in the British Virgin Islands. In March 2008, Duowan BVI established Duowan Entertainment Information Technology (Beijing) Company Limited (“Duowan Entertainment”), as a WOFE in the PRC and a wholly-owned subsidiary of Duowan BVI. The Group undertook a second reorganization (the “Second Reorganization”) whereby the First VIE agreements among the Founder, the Co-founder, Guangzhou Huaduo and Guangzhou Duowan were terminated and a new series of VIE agreements (collectively, “Second VIE agreements”) were signed among the Founder, the Co-founder, Guangzhou Huaduo and Duowan Entertainment, through which Duowan Entertainment became the primary beneficiary and exercised effective control over the operations of Guangzhou Huaduo. Duowan BVI became the then holding company of the Group.

In August 2008, Duowan Entertainment purchased all the equity interests in Guangzhou Duowan from Duowan (Hong Kong).

In December 2008, the Group undertook another reorganization (the “Third Reorganization”) and acquired all of the equity interests of NeoTasks Inc. (“NeoTasks”), a Cayman Islands company, together with its wholly-owned subsidiary, NeoTasks Limited, its WOFE, NeoTasks International Media Technology (Beijing) Co., Ltd. (“NeoTasks Beijing”), and its VIE, Beijing Tuda Science and Technology Co., Limited (“Beijing Tuda”).

In July 2009, Guangzhou Duowan was renamed as Zhuhai Duowan Information Technology Co., Ltd. (“Zhuhai Duowan”).

In December 2009, another series of VIE agreements (collectively, “Third VIE agreements”) were entered into amongst the legal shareholders of Beijing Tuda and Duowan Entertainment and thus completing the Third Reorganization. Through the aforementioned activities, Beijing Tuda became a VIE, whose primary beneficiary is Duowan Entertainment.

In December 2010, Duowan BVI established Zhuhai Duowan Technology Company Limited (“Zhuhai Duowan Technology”), which is directly 100% owned by Duowan BVI.

On September 6, 2011, pursuant to a share swap agreement, all the then existing shareholders of Duowan BVI exchanged their respective shares, including the Series A, Series B, Series C-1 and Series C-2 Preferred Shares, of Duowan BVI for equivalent classes of shares of the Company on a 1 for 1 basis. As a result, Duowan BVI became a wholly-owned subsidiary of the Company and it also became the holding company of the Group (the “Share Swap”).

In May 2012, Duowan Entertainment was renamed as Huanju Shidai Technology (Beijing) Company Limited (“Beijing Huanju Shidai”).

In September 2012, Zhuhai Duowan Technology was renamed as Guangzhou Huanju Shidai Information Technology Company Limited (“Guangzhou Huanju Shidai”).

The First Reorganization, the Second Reorganization, the Third Reorganization and the Share Swap were all reorganization of entities under common control and have been accounted for in a manner akin to a pooling of interest as if the Company, through its wholly owned subsidiaries, had been in existence and been the primary beneficiary of the VIEs throughout the periods presented in the consolidated financial statements. As a result of these arrangements, the Company, through its wholly owned subsidiaries, is considered the primary beneficiary of two VIEs, Guangzhou Huaduo and Beijing Tuda, and accordingly, their results of operation and financial conditions are consolidated in the financial statements of the Group.

(c) Initial Public Offering

The Company completed its initial public offering (“IPO”) on November 21, 2012 on the NASDAQ Global Market and the underwriters subsequently exercised their over-allotment option on December 5, 2012. The Company issued and sold a total of 8,970,000 American Depositary shares (“ADSs”) in these transactions, representing 179,400,000 Class A common shares. Each ADS represents twenty Class A common shares. The net proceeds received by the Company, after deducting commissions and offering expenses, amounted to approximately US$82,055. Upon the completion of the IPO, all of the Company’s 359,424,310 outstanding preferred shares and 548,408,914 outstanding common shares were converted into Class B common shares immediately as of the same date.

(d) Subsidiaries and VIEs

The details of the subsidiaries and VIEs as of December 31, 2012 are set out below:

Name	Place of incorporation	Date of incorporation	% of direct or indirect economic ownership	Principal activities

Subsidiaries

Duowan Entertainment Corporation (“Duowan BVI”)	British Virgin Islands	November 6, 2007	100%	Investment holding

NeoTasks Inc. (“NeoTasks”)	Cayman Islands	April 26, 2006	100%	Investment holding

NeoTasks Limited	Hong Kong	June 16, 2005	100%	Investment holding

Huanju Shidai Technology (Beijing) Company Limited (“Beijing Huanju Shidai” or “Duowan Entertainment”)	PRC	March 19, 2008	100%	Investment holding

Zhuhai Duowan Information Technology Company Limited (“Zhuhai Duowan” or “Guangzhou Duowan”)	PRC	April 9, 2007	100%	Online advertising and software development

Guangzhou Huanju Shidai Information Technology Company Limited (“Guangzhou Huanju Shidai”)	PRC	December 2, 2010	100%	Software development

Variable Interest Entities (“VIEs”)

Guangzhou Huaduo Network Technology Company Limited (“Guangzhou Huaduo”)	PRC	April 11, 2005	100%	Holder of internet content provider licenses and internet value added services

Beijing Tuda Science and Technology Company Limited (“Beijing Tuda”)	PRC	June 2, 2005	100%	Holder of internet content provider licenses

(e) Variable Interest Entities

To comply with PRC laws and regulations that prohibit or restrict foreign ownership of companies that provide internet-content, the Group conducts substantially all its operations through Guangzhou Huaduo and Beijing Tuda, which holds the internet value-added service license and approvals to provide such internet services in the PRC. Beijing Huanju Shidai entered into a series of contractual agreements among Beijing Huanju Shidai, Guangzhou Huaduo and their legal shareholders. Beijing Huanju Shidai also entered into a series of contractual agreements among Bejing Huanju Shidai, Beijing Tuda, and Beijing Tuda’s legal shareholders.

Guangzhou Huaduo

The Company’s relationships with Guangzhou Huaduo and its shareholders are governed by the following contractual arrangements:

•	Exclusive Technology Support and Technology Services Agreement

Under the exclusive technology support and technology services agreement between Beijing Huanju Shidai and Guangzhou Huaduo, Beijing Huanju Shidai has the exclusive right to provide to Guangzhou Huaduo technology support and technology services related to all technologies needed for its business. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Guangzhou Huaduo to Beijing Huanju Shidai is determined by various factors, including the expenses Beijing Huanju Shidai incurs for providing such services and Guangzhou Huaduo’s revenues. The term of this agreement will expire in 2028 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huaduo.

•	Exclusive Business Cooperation Agreement

Under the exclusive business cooperation agreement between Beijing Huanju Shidai and Guangzhou Huaduo, Beijing Huanju Shidai has the exclusive right to provide to Guangzhou Huaduo technology support, business support and consulting services related to the services provided by Guangzhou Huaduo, the scope of which is to be determined by Beijing Huanju Shidai from time to time. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Guangzhou Huaduo to Beijing Huanju Shidai is a certain percentage of its earnings. The term of this agreement will expire in 2039 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Guangzhou Huaduo.

•	Exclusive Option Agreement

The parties to the exclusive option agreement are Beijing Huanju Shidai, Guangzhou Huaduo and each of the shareholders of Guangzhou Huaduo. Under the exclusive option agreement, each of the shareholders of Guangzhou Huaduo irrevocably granted Beijing Huanju Shidai or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his or its equity interests in Guangzhou Huaduo. Beijing Huanju Shidai or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Beijing Huanju Shidai’s prior written consent, Guangzhou Huaduo’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Guangzhou Huaduo. The term of this agreement is ten years and may be extended at Beijing Huanju Shidai’s sole discretion.

•	Powers of Attorney

Pursuant to the irrevocable power of attorney executed by each shareholder of Guangzhou Huaduo, each such shareholder appointed Beijing Huanju Shidai as its attorney-in-fact to exercise such shareholders’ rights in Guangzhou Huaduo, including, without limitation, the power to vote on its behalf on all matters of Guangzhou Huaduo requiring shareholder approval under PRC laws and regulations and the articles of association of Guangzhou Huaduo. Each power of attorney will remain in force until the shareholder ceases to hold any equity interest in Guangzhou Huaduo.

•	Share Pledge Agreement

Pursuant to the share pledge agreement between Beijing Huanju Shidai and the shareholders of Guangzhou Huaduo, the shareholders of Guangzhou Huaduo have pledged all of their equity interests in Guangzhou Huaduo to Beijing Huanju Shidai to guarantee the performance by Guangzhou Huaduo and its shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive option agreement, exclusive technology support and technology services agreement and powers of attorney. If Guangzhou Huaduo and/or its shareholders breach their contractual obligations under those agreements, Beijing Huanju Shidai, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

Beijing Tuda

The Company’s relationships with Beijing Tuda and its shareholders are governed by the following contractual arrangements:

•	Exclusive Technology Support and Technology Services Agreement

Pursuant to the exclusive technology support and technology services agreement between Beijing Huanju Shidai and Beijing Tuda, Beijing Huanju Shidai has the exclusive right to provide to Beijing Tuda technology support and technology services related to all technologies needed for its business. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Beijing Tuda to Beijing Huanju Shidai is determined by various factors, including the expenses Beijing Huanju Shidai incurs for providing such services and Beijing Tuda’s revenues. The term of this agreement will expire in 2029 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Beijing Tuda.

•	Exclusive Business Cooperation Agreement

Pursuant to the exclusive business cooperation agreement between Beijing Huanju Shidai and Beijing Tuda, Beijing Huanju Shidai has the exclusive right to provide to Beijing Tuda technology support, business support and consulting services related to the services provided by Beijing Tuda, the scope of which is to be determined by Beijing Huanju Shidai from time to time. Beijing Huanju Shidai owns the exclusive intellectual property rights created as a result of the performance of this agreement. The service fee payable by Beijing Tuda to Beijing Huanju Shidai is a certain percentage of its earnings. The term of this agreement will expire in 2039 and may be extended with Beijing Huanju Shidai’s written confirmation prior to the expiration date. Beijing Huanju Shidai is entitled to terminate the agreement at any time by providing 30 days’ prior written notice to Beijing Tuda.

•	Exclusive Option Agreement

The parties to the exclusive option agreement are Beijing Huanju Shidai, Beijing Tuda and each of the shareholders of Beijing Tuda. Under the exclusive option agreement, each of the shareholders of Beijing Tuda irrevocably granted Beijing Huanju Shidai or its designated representative(s) an exclusive option to purchase, to the extent permitted under PRC law, all or part of his or its equity interests in Beijing Tuda. Beijing Huanju Shidai or its designated representative(s) have sole discretion as to when to exercise such options, either in part or in full. Without Beijing Huanju Shidai’s prior written consent, Beijing Tuda’s shareholders shall not sell, transfer, mortgage or otherwise dispose their equity interests in Beijing Tuda. The term of this agreement is ten years and may be extended at Beijing Huanju Shidai’s sole discretion.

•	Powers of Attorney

Pursuant to the irrevocable power of attorney executed by each shareholder of Beijing Tuda, each such shareholder appointed Beijing Huanju Shidai as its attorney-in-fact to exercise such shareholders’ rights in Beijing Tuda, including, without limitation, the power to vote on its behalf on all matters of Beijing Tuda requiring shareholder approval under PRC laws and regulations and the articles of association of Beijing Tuda. Each power of attorney will remain in force until the shareholder ceases to hold any equity interest in Beijing Tuda.

•	Share Pledge Agreement

Under the share pledge agreement between Beijing Huanju Shidai and the shareholders of Beijing Tuda, the shareholders of Beijing Tuda have pledged all of their equity interests in Beijing Tuda to Beijing Huanju Shidai to guarantee the performance by Beijing Tuda and its shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive option agreement, exclusive technology support and technology services agreement and powers of attorney. If Beijing Tuda or its shareholders breach their contractual obligations under those agreements, Beijing Huanju Shidai, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests.

Through the aforementioned contractual agreements, Guangzhou Huaduo and Beijing Tuda are considered VIEs in accordance with Generally Accepted Accounting Principles in the United States (“US GAAP”) because the Company, through Beijing Huanju Shidai has the ability to:

•	exercise effective control over Guangzhou Huaduo or Beijing Tuda;

•	receive substantially all of the economic benefits and residual returns, and absorb substantially all the risks and expected losses from VIEs as if it were their sole shareholder; and

•	have an exclusive option to purchase all of the equity interests in the VIEs.

Management evaluated the relationships among the Company, Beijing Huanju Shidai, the VIEs and concluded that Beijing Huanju Shidai is the primary beneficiary of the VIEs. As a result, the VIEs’ results of operations, assets and liabilities have been included in the Company’s consolidated financial statements. The adoption of the new consolidation guidance effective January 1, 2010 did not change the Group’s conclusions on consolidation.

As of December 31, 2012, the total assets of the consolidated VIEs were RMB473,035, mainly comprising cash and cash equivalents, accounts receivable, prepayments and other current assets, investment, property and equipment, intangible assets and deferred tax assets. As of December 31, 2012, the total liabilities of the consolidated VIEs were RMB313,955, mainly comprising accounts payable, deferred revenue, accrued liabilities and other current liabilities, tax payable and advances from users.

In accordance with the aforementioned agreements, the Company has power to direct activities of the VIEs, and can have assets transferred out of the VIEs. Therefore the Company considers that there is no asset in the consolidated VIEs that can be used only to settle obligations of the consolidated VIEs, except for registered capital of the VIEs amounting to RMB31,000 as of December 31, 2012. As the consolidated VIEs were incorporated as limited liability companies under the PRC Company Law, the creditors do not have recourse to the general credit of the Company for all the liabilities of the consolidated VIEs.

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its PRC internet value-added services business through the VIEs, the Company will, if needed provide such support on a discretional basis in the future, which could expose the Company to a loss.

There is no VIE where the Company has variable interest but is not the primary beneficiary.

(f) Share Split

On December 23, 2009, the board of directors of Duowan BVI approved a 1 to 490 share split of all of its outstanding common shares and a proportional adjustment to the existing conversion ratios for each series of preferred shares. Accordingly, all share, share option and per share amounts for all periods presented in these consolidated financial statements and notes thereto, have been adjusted retrospectively, where applicable, to reflect this share split and adjustment of the preferred shares conversion ratio.